SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of Issued and Fully Paid Ordinary Shares	The following table outlines common share activity for each period presented.

	SHARES	USD
As of January 1, 2024	37,222,549	—
Issue of restricted ordinary share awards (Note 13)	56,995	—
Issue of ordinary shares in exchange of share options exercised (Note 12)	158,247	—
Issue of ordinary shares in exchange of warrants exercised (Note 12)	33,782	—
Treasury shares acquired	(1,163,260)	—
As of June 30, 2024	36,308,313	—

As of January 1, 2023	36,431,633	—
Issue of restricted ordinary share awards (Note 13)	33,194	—
Issue of ordinary shares in exchange of share options' exercise (Note 13)	3,879	—
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	1,005,929	—
Treasury shares acquired	(77,683)	—
As of June 30, 2023	37,396,952	—